24. SHARE BASED PAYMENT (Details 1)	1 Months Ended			12 Months Ended
	Nov. 30, 2017 Number	Aug. 31, 2017 Number	Mar. 31, 2017 Number	Dec. 31, 2017 shares R$ / shares	Dec. 31, 2016 Number
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted	290,771	716,846	863,528
Outstanding options				12,872,189	16,506,807
Plan I [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares				12,355,929
Outstanding options | shares				4,560,896
Plan I [Member] | Period 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				May 02, 2013
Beginning of the year				May 01, 2014
End of the year				May 01, 2018
Options granted | shares				3,490,201
Outstanding options | shares				304,968
Fair value of the option				R$ 11.88
Price of converted share Grant date				46.86
Price of converted share Updated IPCA				R$ 62.12
Plan I [Member] | Period 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Apr. 04, 2014
Beginning of the year				Apr. 03, 2015
End of the year				Apr. 03, 2019
Options granted | shares				1,552,564
Outstanding options | shares				483,201
Fair value of the option				R$ 12.56
Price of converted share Grant date				44.48
Price of converted share Updated IPCA				R$ 55.85
Plan I [Member] | Period 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				May 02, 2014
Beginning of the year				May 01, 2015
End of the year				May 01, 2019
Options granted | shares				1,610,450
Outstanding options | shares				670,107
Fair value of the option				R$ 14.11
Price of converted share Grant date				47.98
Price of converted share Updated IPCA				R$ 59.84
Plan I [Member] | Period 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Dec. 18, 2014
Beginning of the year				Dec. 17, 2015
End of the year				Dec. 17, 2019
Options granted | shares				5,702,714
Outstanding options | shares				3,102,620
Fair value of the option				R$ 14.58
Price of converted share Grant date				63.49
Price of converted share Updated IPCA				R$ 77.15
Plan II [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted | shares				13,230,252
Outstanding options | shares				7,604,473
Plan II [Member] | Period 1 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Oct. 01, 2015
Beginning of the year				Oct. 01, 2016
End of the year				Oct. 01, 2021
Options granted | shares
Outstanding options | shares
Fair value of the option				R$ 20.64
Price of converted share Grant date				70.09
Price of converted share Updated IPCA				R$ 75.97
Plan II [Member] | Period 2 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Dec. 07, 2015
Beginning of the year				Dec. 06, 2016
End of the year				Dec. 06, 2021
Options granted | shares
Outstanding options | shares
Fair value of the option				R$ 17.31
Price of converted share Grant date				56.00
Price of converted share Updated IPCA
Plan II [Member] | Period 3 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Apr. 26, 2016
Beginning of the year				Apr. 30, 2017
End of the year				Dec. 30, 2022
Options granted | shares				8,724,733
Outstanding options | shares				4,375,000
Fair value of the option				R$ 9.21
Price of converted share Grant date				56.00
Price of converted share Updated IPCA				R$ 59.09
Plan II [Member] | Period 4 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				May 31, 2016
Beginning of the year				May 31, 2017
End of the year				Dec. 30, 2022
Options granted | shares				3,351,220
Outstanding options | shares				2,303,260
Fair value of the option				R$ 10.97
Price of converted share Grant date				46.68
Price of converted share Updated IPCA				R$ 48.87
Plan II [Member] | Period 5 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Mar. 30, 2017
Beginning of the year				Mar. 30, 2018
End of the year				Dec. 29, 2023
Options granted | shares				863,528
Outstanding options | shares				635,442
Fair value of the option				R$ 9.45
Price of converted share Grant date				38.43
Price of converted share Updated IPCA				R$ 39.01
Plan II [Member] | Period 6 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Grant date				Dec. 01, 2017
Beginning of the year				Dec. 01, 2018
End of the year				Dec. 29, 2023
Options granted | shares				290,771
Outstanding options | shares				290,771
Fair value of the option				R$ 7.91
Price of converted share Grant date				41.69
Price of converted share Updated IPCA				R$ 41.69